PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT
	September 30, 2023	December 31, 2022

Computers	$5,062	$5,062
Equipment	119,819	116,300
Less accumulated depreciation:	(22,461)	(3,863)
Property and equipment, net	$102,420	$117,499

	December 31, 2022	December 31, 2021

Computers	5,062	-
Equipment	116,300	-
Less accumulated depreciation:	(3,863)	-
Property and equipment, net	117,499	-